Business Segments	12 Months Ended
Dec. 31, 2012
Business Segments

Note O: Business Segments

The Corporation currently conducts its aggregates and vertically-integrated operations through three reportable business segments: Mideast Group, Southeast Group and West Group. The Corporation also has a Specialty Products segment that produces magnesia-based chemicals products and dolomitic lime. These segments are consistent with the Corporation’s management reporting structure as of December 31, 2012. The accounting policies used for segment reporting are the same as those described in Note A.

The Corporation’s evaluation of performance and allocation of resources are based primarily on earnings from operations. Earnings from operations are net sales less cost of sales, selling, general and administrative expenses, and business development costs; include other operating income and expenses; and exclude interest expense, other nonoperating income and expenses, net, and income taxes. Corporate earnings from operations primarily include depreciation on capitalized interest, expenses for corporate administrative functions, unallocated corporate expenses and other nonrecurring and/or non-operational adjustments excluded from the Corporation’s evaluation of business segment performance and resource allocation. All debt and related interest expense is held at Corporate.

Assets employed by segment include assets directly identified with those operations. Corporate assets consist primarily of cash and cash equivalents, property, plant and equipment for corporate operations and other assets not directly identifiable with a reportable business segment.

The following tables display selected financial data for the Corporation’s reportable business segments.

Selected Financial Data by Business Segment

    years ended December 31

    (add 000)

Total revenues	2012	2011	2010
Mideast Group	$445,097	$430,638	$420,618
Southeast Group	304,524	306,436	336,351
West Group	1,067,333	757,548	702,657
Total Aggregates Business	1,816,954	1,494,622	1,459,626
Specialty Products	220,713	219,123	193,180
Total	$2,037,667	$1,713,745	$1,652,806

Net sales
Mideast Group	$406,651	$395,470	$390,581
Southeast Group	282,161	283,287	303,174
West Group	947,694	640,551	605,537
Total Aggregates Business	1,636,506	1,319,308	1,299,292
Specialty Products	202,217	200,575	176,346
Total	$1,838,723	$1,519,883	$1,475,638

Gross profit (loss)
Mideast Group	$108,876	$104,204	$109,865
Southeast Group	10,755	21,009	46,062
West Group	134,503	104,749	108,333
Total Aggregates Business	254,134	229,962	264,260
Specialty Products	77,223	75,405	61,685
Corporate	(5,441)	(3,395)	(4,294)
Total	$325,916	$301,972	$321,651

Selling, general and administrative expenses
Mideast Group	$36,928	$37,762	$36,914
Southeast Group	22,832	26,873	27,709
West Group	56,664	43,879	42,861
Total Aggregates Business	116,424	108,514	107,484
Specialty Products	9,295	9,197	11,046
Corporate	12,679	6,427	11,892
Total	$138,398	$124,138	$130,422

Earnings (Loss) from operations
Mideast Group	$75,028	$69,723	$75,261
Southeast Group	(13,470)	(5,884)	17,924
West Group	81,975	63,592	75,330
Total Aggregates Business	143,533	127,431	168,515
Specialty Products	68,542	66,305	50,578
Corporate	(57,122)	(32,757)	(20,786)
Total	$154,953	$160,979	$198,307

Assets employed
Mideast Group	$724,945	$753,005	$758,735
Southeast Group	652,567	663,321	836,695
West Group	1,413,838	1,389,746	1,102,798
Total Aggregates Business	2,791,350	2,806,072	2,698,228
Specialty Products	157,673	120,305	102,103
Corporate	211,903	221,445	274,412
Total	$3,160,926	$3,147,822	$3,074,743

Depreciation, depletion and amortization
Mideast Group	$44,189	$46,668	$50,524
Southeast Group	39,007	51,090	56,622
West Group	78,271	59,419	56,705
Total Aggregates Business	161,467	157,177	163,851
Specialty Products	7,838	7,075	8,385
Corporate	7,906	9,155	9,301
Total	$177,211	$173,407	$181,537

years ended December 31 (add 000) Total property additions	2012	2011	2010
Mideast Group	$32,179	$39,504	$50,869
Southeast Group	29,541	29,531	54,138
West Group	47,233	243,195	58,819
Total Aggregates Business	108,953	312,230	163,826
Specialty Products	38,873	21,983	6,431
Corporate	3,887	6,340	1,823
Total	$151,713	$340,553	$172,080

Property additions through acquisitions
Mideast Group	$--	$--	$12,912
Southeast Group	--	--	20,902
West Group	--	40,229	--
Total Aggregates Business	--	40,229	33,814
Specialty Products	--	--	--
Corporate	--	--	--
Total	$--	$40,229	$33,814

In 2012, the West Group acquired $690,000 of capital assets through noncash transactions. Property additions for the West Group in 2011 included $144,961,000 of capital assets acquired through an asset exchange with Lafarge North America Inc. Property additions for the Mideast Group in 2010 included $1,900,000 of land acquired through noncash transactions. Property additions for the Southeast Group in 2010 included $450,000 of land acquired through noncash transactions.

The Aggregates business includes the aggregates product line and the vertically-integrated operations, which includes asphalt, ready mixed concrete and road paving product lines. All vertically-integrated operations reside in the West Group. Product lines for the Specialty Products segment consist of magnesia-based chemicals, dolomitic lime and other. Total revenues, net sales and gross profit by product line are as follows:

    years ended December 31

    (add 000)

Total revenues	2012	2011	2010
Aggregates	$1,470,953	$1,372,243	$1,365,729
Asphalt	93,288	63,942	51,055
Ready Mixed Concrete	116,328	33,075	25,067
Road Paving	136,385	25,362	17,775
Total Aggregates Business	1,816,954	1,494,622	1,459,626
Magnesia-Based Chemicals	158,752	158,255	132,891
Dolomitic Lime	60,280	59,496	58,630
Other	1,681	1,372	1,659
Total Specialty Products	220,713	219,123	193,180
Total	$2,037,667	$1,713,745	$1,652,806

Net sales
Aggregates	$1,303,975	$1,213,635	$1,218,569
Asphalt	79,816	47,315	37,917
Ready Mixed Concrete	116,320	32,990	25,031
Road Paving	136,395	25,368	17,775
Total Aggregates Business	1,636,506	1,319,308	1,299,292
Magnesia-Based Chemicals	142,922	142,620	120,475
Dolomitic Lime	57,614	56,582	54,212
Other	1,681	1,373	1,659
Total Specialty Products	202,217	200,575	176,346
Total	$1,838,723	$1,519,883	$1,475,638

    years ended December 31

    (add 000)

Gross profit (loss)	2012	2011	2010
Aggregates	$240,614	$223,275	$254,290
Asphalt	12,099	5,836	8,988
Ready Mixed Concrete	(1,159)	(250)	(508)
Road Paving	2,580	1,101	1,490
Total Aggregates Business	254,134	229,962	264,260
Magnesia-Based Chemicals	54,508	50,726	39,821
Dolomitic Lime	22,316	24,548	24,041
Other	399	131	(2,177)
Total Specialty Products	77,223	75,405	61,685
Corporate	(5,441)	(3,395)	(4,294)
Total	$325,916	$301,972	$321,651

Domestic and foreign total revenues are as follows:

  years ended December 31

(add 000)	2012	2011	2010
Domestic	$1,996,142	$1,671,999	$1,618,715
Foreign	41,525	41,746	34,091
Total	$2,037,667	$1,713,745	$1,652,806